Intangible Assets	9 Months Ended
Sep. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	September 30, 2026	December 31, 2025
Brands	$171,903	$175,649
Software development costs	1,139,894	1,083,801
Customer relationships	1,591,843	1,599,386
Computer software	44,306	46,241
Gross carrying value	$2,947,946	$2,905,077

Brands	148,872	139,345
Software development costs	901,616	823,006
Customer relationships	1,103,707	1,026,285
Computer software	40,721	42,391
Accumulated amortization	$2,194,916	$2,031,027
Intangible assets, net	$753,030	$874,050

Amortization expense on intangible assets was $64,277 and $66,949 for the three months ended September 30, 2026 and 2025, respectively, and was $197,574 and $199,001 for the nine months ended September 30, 2026 and 2025, respectively. The increase in gross intangible assets during the nine months ended September 30, 2026, relates mainly to capitalized development costs and purchases of merchant portfolios.

The Company performs an impairment analysis on intangible assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. For the three months ended September 30, 2026 and 2025, impairment expenses of $37 and $0, respectively, were recognized and for the nine months ended September 30, 2026 and 2025 impairment expenses of $260 and $657, respectively, were recognized. The impairment in all periods related to software development costs which had no future economic benefit.